CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEET
Notes and accounts receivable - trade, allowances	$ 218	$ 260
Short-term financing receivables, allowances	176	218
Other accounts receivable, allowances	24	25
Long-term financing receivables, allowances	$ 25	$ 45
Common stock, Par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,248,577,848	2,242,969,004
Treasury stock, Shares (in shares)	1,350,509,249	1,350,315,580